LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of Basic Loss Per Share

	Year ended December 31,
	2019	2020	2021
	in USD thousands
Loss attributed to ordinary shares	(25,446)	(30,021)	(27,054)

	in thousands
Number of shares used in basic calculation	146,407	252,844	662,934

	in USD
Basic and diluted loss per ordinary share	(0.17)	(0.12)	(0.04)